Average Annual Total Returns - Janus Henderson Small Cap Growth Alpha ETF	Feb. 28, 2021
Russell 2000™ Growth Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
Label	Russell 2000TM Growth Index	[1]
1 Year	34.63%
Since Inception	20.41%
Inception Date	Feb. 23, 2016
JanusHendersonSmallCapGrowthAlphaIndex [Member]
Average Annual Return:
Label	Janus Henderson Small Cap Growth Alpha Index	[1]
1 Year	36.29%
Since Inception	22.22%
Inception Date	Feb. 23, 2016
Janus Henderson Small Cap Growth Alpha ETF | After Taxes on Distributions
Average Annual Return:
Label	Return After Taxes on Distributions
1 Year	35.69%
Since Inception	21.69%
Inception Date	Feb. 23, 2016
Janus Henderson Small Cap Growth Alpha ETF | After Taxes on Distributions and Sales
Average Annual Return:
Label	Return After Taxes on Distributions and Sale of Fund Shares
1 Year	21.26%
Since Inception	17.86%
Inception Date	Feb. 23, 2016
Janus Henderson Small Cap Growth Alpha ETF | ReturnBeforeTaxes [Member]
Average Annual Return:
Label	Return Before Taxes
1 Year	35.81%
Since Inception	21.83%
Inception Date	Feb. 23, 2016

[1]	Index performance shown in the table is the total return, which assumes reinvestment of any dividends and distributions during the time periods shown.